Other Long Term Liabilities	12 Months Ended
Oct. 31, 2011
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
14.	Other Long-Term Liabilities

As of October 31	2011	2010
Post-retirement obligations (Note 23)	$18,259	$18,145
Asset retirement obligation (Note 27)	11,691	10,598
Captive insurance liability (Note 25)	2,616	3,860
Restructuring provision (Note 18)	3,617	4,153
Other	3,436	2,410
Other long-term liabilities	$39,619	$39,166